Current and long-term debt - Ocean Yield lease financing (Details)	1 Months Ended
	Dec. 31, 2021 USD ($) vessel	Sep. 30, 2017 USD ($) vessel	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Sep. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,541,678,000			$ 2,415,326,000
Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Net debt to capitalization ratio	0.60	0.60
Consolidated tangible net worth	$ 1,000,000,000	$ 1,000,000,000
Cumulative positive net income	25.00%	25.00%
Borrowings, restrictive covenants, percent of new equity offerings					50.00%
Sale leaseback, option to purchase period		7 years
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	131			135
STI Sanctity, STI Steadfast, STI Supreme and STI Symphony | LR2 | NPTI September Closing | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term		13 years
STI Sanctity, STI Steadfast, STI Supreme and STI Symphony | LR2 | NPTI September Closing | Ocean Yield Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		5.40%
STI Sanctity, STI Steadfast, STI Supreme and STI Symphony | LR2 | NPTI September Closing | Vessels | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		4
Monthly payments | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony | LR2 | NPTI September Closing | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 200,000
Monthly payment increase | STI Sanctity, STI Steadfast, STI Supreme and STI Symphony | LR2 | NPTI September Closing | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 300,000
Consolidated Liquidity Requirement - Scenario One | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000				$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	$ 500,000				500,000
Consolidated liquidity requirement per each chartered-in vessel			$ 250,000		$ 250,000